Employee Benefits Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits Expense [Abstract]
Incurred cost	$ 899	$ 608	$ 10